Federated Hermes Kaufmann Fund Expense Example, No Redemption - Federated Hermes Kaufmann Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 738
Expense Example, No Redemption, 3 Years	1,131
Expense Example, No Redemption, 5 Years	1,549
Expense Example, No Redemption, 10 Years	2,710
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	249
Expense Example, No Redemption, 3 Years	767
Expense Example, No Redemption, 5 Years	1,311
Expense Example, No Redemption, 10 Years	2,673
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	224
Expense Example, No Redemption, 3 Years	691
Expense Example, No Redemption, 5 Years	1,185
Expense Example, No Redemption, 10 Years	2,544
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	797
Expense Example, No Redemption, 10 Years	$ 1,746